COMMITMENTS AND CONTINGENCIES (Details) $ in Thousands	Dec. 31, 2019 USD ($)
Disclosure of contingent liabilities [line items]
Capital commitments	$ 2,257
Less than one year
Disclosure of contingent liabilities [line items]
Capital commitments	2,225
Later than two years and not later than three years [member]
Disclosure of contingent liabilities [line items]
Capital commitments	32
Operating lease payments [Member]
Disclosure of contingent liabilities [line items]
Capital commitments	44
Operating lease payments [Member] | Less than one year
Disclosure of contingent liabilities [line items]
Capital commitments	12
Operating lease payments [Member] | Later than two years and not later than three years [member]
Disclosure of contingent liabilities [line items]
Capital commitments	32
Drilling services [Member]
Disclosure of contingent liabilities [line items]
Capital commitments	780
Drilling services [Member] | Less than one year
Disclosure of contingent liabilities [line items]
Capital commitments	780
Equipment purchases [Member]
Disclosure of contingent liabilities [line items]
Capital commitments	1,433
Equipment purchases [Member] | Less than one year
Disclosure of contingent liabilities [line items]
Capital commitments	$ 1,433